As filed with the Securities and Exchange Commission on December 30, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  July 31, 2017

Date of reporting period:  October 31, 2016

Item 1. Schedules of Investments.
O'Shaughnessy All Cap Core Fund
Schedule of Investments
at October 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.91%
	Aerospace & Defense - 8.09%
21,790	Boeing Co.	$3,103,550
11,251	BWX Technologies, Inc.	441,264
1,314	Curtiss-Wright Corp.	117,761
1,141	Huntington Ingalls Industries, Inc.	184,112
1,699	National Presto Industries, Inc.	148,238
1,918	Northrop Grumman Corp.	439,222
11,618	United Technologies Corp.	1,187,360
		5,621,507
	Air Freight & Logistics - 0.81%
5,192	United Parcel Service, Inc. - Class B	559,490

	Airlines - 1.01%
12,443	United Continental Holdings, Inc.*	699,670

	Auto Components - 1.24%
4,162	Drew Industries, Inc.	372,707
11,357	Superior Industries International, Inc.	278,246
2,981	Visteon Corp.*	210,488
		861,441
	Automobiles - 0.24%
2,141	Thor Industries, Inc.	169,803

	Beverages - 1.37%
10,871	Dr. Pepper Snapple Group, Inc.	954,365

	Biotechnology - 0.48%
56,849	PDL BioPharma, Inc.*	183,054
1,255	United Therapeutics Corp.*	150,688
		333,742
	Chemicals - 3.41%
1,528	Albemarle Corp.	127,664
1,742	Chase Corp.	119,066
3,490	H.B. Fuller Co.	146,824
15,149	LyondellBasell Industries NV - Class A#	1,205,103
2,280	PPG Industries, Inc.	212,336
16,481	Rayonier Advanced Materials, Inc.	213,099
6,588	Trinseo SA#	345,541
		2,369,633
	Commercial Banks - 1.35%
1,846	Eagle Bancorp, Inc.*	90,731
13,559	Enterprise Financial Services Corp.	448,803
5,815	First Bancorp	114,963
10,489	Macatawa Bank Corp.	85,276
2,538	Tompkins Financial Corp.	201,213
		940,986

	Commercial Services & Supplies - 1.58%
10,172	Avery Dennison Corp.	709,904
5,894	Waste Management, Inc.	387,000
		1,096,904
	Communications Equipment - 1.96%
2,903	Cisco Systems, Inc.	89,064
17,501	Motorola Solutions, Inc.	1,270,223
		1,359,287
	Computers & Peripherals - 4.13%
4,301	Apple, Inc.	488,336
69,456	Seagate Technology PLC#	2,383,035
		2,871,371
	Construction & Engineering - 5.79%
6,687	Fluor Corp.	347,657
127,711	Quanta Services, Inc.*	3,671,691
		4,019,348
	Consumer Finance - 2.92%
15,595	American Express Co.	1,035,820
77,501	Navient Corp.	990,463
		2,026,283
	Containers & Packaging - 0.10%
1,442	Bemis Co., Inc.	70,254

	Distributors - 0.37%
2,854	Genuine Parts Co.	258,544

	Diversified Consumer Services - 3.51%
106,108	H&R Block, Inc.	2,437,301

	Diversified Financial Services - 0.33%
3,584	Nasdaq, Inc.	229,268

	Diversified Telecommunication Services - 2.53%
14,773	AT&T, Inc.	543,499
25,226	Verizon Communications, Inc.	1,213,371
		1,756,870
	Electronic Equipment, Instruments & Components - 3.97%
1,834	Coherent, Inc.*	190,956
19,015	Sanmina Corp.*	525,765
23,895	TE Connectivity Ltd.#	1,502,279
7,020	Tech Data Corp.*	540,680
		2,759,680
	Energy Equipment & Services - 1.14%
24,689	National Oilwell Varco, Inc.	792,517

	Food & Staples Retailing - 1.99%
1,525	Casey's General Stores, Inc.	172,310
25,160	Sysco Corp.	1,210,699
		1,383,009

	Food Products - 2.35%
12,973	Cal-Maine Foods, Inc.	501,406
2,924	Fresh Del Monte Produce, Inc.#	176,463
1,461	Ingredion, Inc.	191,639
1,029	JM Smucker Co.	135,118
3,794	Sanderson Farms, Inc.	341,384
4,070	Tyson Foods, Inc. - Class A	288,359
		1,634,369
	Gas Utilities - 0.58%
8,627	UGI Corp.	399,344

	Health Care Equipment & Supplies - 2.59%
10,698	Baxter International, Inc.	509,118
1,626	C.R. Bard, Inc.	352,322
5,765	Stryker Corp.	664,993
1,887	Teleflex, Inc.	270,086
		1,796,519
	Health Care Providers & Services - 0.38%
5,069	Magellan Health, Inc.*	260,800

	Hotels, Restaurants & Leisure - 6.06%
1,973	Churchill Downs, Inc.	268,328
4,531	International Game Technology PLC#	130,130
31,504	McDonald's Corp.	3,546,405
1,635	Vail Resorts, Inc.	260,684
		4,205,547
	Household Durables - 0.60%
3,221	Garmin Ltd.#	155,768
5,715	Leggett & Platt, Inc.	262,204
		417,972
	Household Products - 1.86%
7,347	Clorox Co.	881,787
2,374	Kimberly-Clark Corp.	271,609
1,283	WD-40 Co.	136,800
		1,290,196
	Independent Power Producers & Energy Traders - 0.62%
36,837	AES Corp.	433,571

	Industrial Conglomerates - 2.52%
60,140	General Electric Co.	1,750,074

	Insurance - 8.55%
9,324	Cincinnati Financial Corp.	659,953
6,978	Marsh & McLennan Companies, Inc.	442,335
19,137	Progressive Corp.	603,007
31,465	Travelers Companies, Inc.	3,403,884
11,621	Universal Insurance Holdings, Inc.	247,527
16,438	Unum Group	581,905
		5,938,611

	IT Services - 3.89%
3,484	Accenture PLC - Class A#	404,980
3,374	Global Payments, Inc.	244,682
11,148	Paychex, Inc.	615,370
3,289	Sykes Enterprises, Inc.*	87,948
22,096	Total System Services, Inc.	1,102,148
4,168	Vantiv, Inc. - Class A*	243,244
		2,698,372
	Life Sciences Tools & Services - 0.58%
2,917	Waters Corp.*	405,871

	Machinery - 7.67%
1,307	Astec Industries, Inc.	72,356
41,257	Caterpillar, Inc.	3,443,309
4,850	Global Brass & Copper Holdings, Inc.	139,195
2,628	Graco, Inc.	196,837
6,048	Greenbrier Companies, Inc.	190,512
3,888	Illinois Tool Works, Inc.	441,560
2,027	Lydall, Inc.*	94,762
4,592	Toro Co.	219,865
29,403	Wabash National Corp.*	330,784
4,011	Xylem, Inc.	193,852
		5,323,032
	Media - 2.15%
25,011	CBS Corp. - Class B	1,416,123
925	Omnicom Group, Inc.	73,834
		1,489,957
	Metals & Mining - 0.39%
4,868	Commercial Metals Co.	76,476
2,842	Reliance Steel & Aluminum Co.	195,473
		271,949
	Multi-line Retail - 0.11%
1,258	Dillard's, Inc. - Class A	77,115

	Oil, Gas & Consumable Fuels - 1.61%
17,270	Overseas Shipholding Group, Inc. - Class A	151,285
8,237	Rex American Resources Corp.*	650,641
3,721	Tesoro Corp.	316,173
		1,118,099
	Pharmaceuticals - 0.44%
2,649	Johnson & Johnson	307,258

	Professional Services - 0.30%
2,776	Insperity, Inc.	208,755

	Semiconductors & Semiconductor Equipment - 2.13%
2,449	Advanced Energy Industries, Inc.*	116,817
10,620	Alpha & Omega Semiconductor Ltd.*#	224,401
4,140	MKS Instruments, Inc.	208,863
13,014	NVIDIA Corp.	926,076
		1,476,157

	Specialty Retail - 2.55%
6,760	Best Buy Co., Inc.	263,032
2,198	O'Reilly Automotive, Inc.*	581,239
70,541	Pier 1 Imports, Inc.	304,032
501	Sherwin-Williams Co.	122,675
2,041	Ulta Salon Cosmetics & Fragrance, Inc.*	496,657
		1,767,635
	Tobacco - 2.54%
22,010	Altria Group, Inc.	1,455,301
3,222	Philip Morris International, Inc.	310,730
		1,766,031
	Wireless Telecommunication Services - 1.12%
43,035	Spok Holdings, Inc.	776,782
	Total Common Stocks (Cost $63,038,198)	69,385,289

	Total Investments in Securities (Cost $63,038,198) - 99.91%	69,385,289
	Other Assets in Excess of Liabilities - 0.09%	59,423
	Net Assets - 100.00%	$69,444,712

* Non-income producing security.
# U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at October 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.31%
	Aerospace & Defense - 1.81%
1,932	Boeing Co.	$275,175

	Beverages - 0.12%
483	Coca-Cola European Partners PLC#	18,567

	Capital Markets - 1.25%
694	Ameriprise Financial, Inc.	61,343
9,270	Credit Suisse Group AG - ADR	128,853
		190,196
	Chemicals - 6.40%
1,930	BASF SE - ADR	170,187
7,201	Dow Chemical Co.	387,486
4,031	LyondellBasell Industries NV - Class A#	320,666
4,076	Mosaic Co.	95,908
		974,247
	Commercial Banks - 6.13%
6,565	Bank of Montreal#	417,534
3,080	Bank of Nova Scotia#	165,581
7,828	HSBC Holdings PLC - ADR	294,568
5,299	Mitsubishi UFJ Financial Group, Inc. - ADR	27,290
8,311	Mizuho Financial Group, Inc. - ADR	27,842
		932,815
	Communications Equipment - 1.07%
5,285	Cisco Systems, Inc.	162,144

	Computers & Peripherals - 0.30%
787	Western Digital Corp.	45,992

	Diversified Telecommunication Services - 4.56%
26,078	CenturyLink, Inc.	693,153

	Electrical Equipment - 4.03%
5,079	ABB Ltd. - ADR*	104,881
10,041	Emerson Electric Co.	508,878
		613,759
	Food & Staples Retailing - 1.94%
3,251	Koninklijke Ahold Delhaize NV - ADR	74,058
3,168	Wal-Mart Stores, Inc.	221,823
		295,881
	Food Products - 0.68%
2,389	Archer-Daniels-Midland Co.	104,089

	Hotels, Restaurants & Leisure - 0.14%
330	Darden Restaurants, Inc.	21,381

	Household Products - 1.07%
1,880	Procter & Gamble Co.	163,184

	Insurance - 10.07%
21,519	Allianz SE - ADR	334,190
8,284	MetLife, Inc.	389,017
7,705	Principal Financial Group, Inc.	420,693
1,500	Prudential Financial, Inc.	127,185
11,274	Swiss Re AG - ADR	261,613
		1,532,698
	IT Services - 5.52%
3,477	International Business Machines Corp.	534,380
15,221	Western Union Co.	305,485
		839,865
	Machinery - 4.69%
4,151	Caterpillar, Inc.	346,442
2,867	Cummins, Inc.	366,460
		712,902
	Media - 1.16%
4,706	Viacom, Inc. - Class B	176,757

	Metals & Mining - 2.69%
5,309	Nucor Corp.	259,345
2,877	POSCO - ADR	149,460
		408,805
	Multi-line Retail - 4.26%
7,368	Kohl's Corp.	322,350
4,421	Macy's, Inc.	161,322
2,395	Target Corp.	164,608
		648,280
	Office Electronics - 0.56%
2,986	Canon, Inc. - ADR	85,758

	Oil, Gas & Consumable Fuels - 15.06%
11,497	BP PLC - ADR	408,718
1,462	Chevron Corp.	153,144
3,398	CNOOC Ltd. - ADR	426,381
18,188	Gazprom PJSC - ADR	78,754
12,308	LUKOIL PJSC - ADR	598,292
3,797	Royal Dutch Shell PLC - Class A - ADR	189,129
687	Sasol Ltd. - ADR	18,899
4,922	Total S.A. - ADR	234,976
3,098	Valero Energy Corp.	183,526
		2,291,819
	Paper & Forest Products - 5.70%
15,420	International Paper Co.	694,363
7,434	UPM-Kymmene Oyj - ADR	172,766
		867,129
	Pharmaceuticals - 6.84%
6,240	AstraZeneca PLC - ADR	176,717
9,007	GlaxoSmithKline PLC - ADR	360,370
480	Johnson & Johnson	55,675
2,789	Merck & Co., Inc.	163,770
8,958	Pfizer, Inc.	284,058
		1,040,590
	Semiconductors & Semiconductor Equipment - 2.58%
5,448	Intel Corp.	189,972
2,957	QUALCOMM, Inc.	203,205
		393,177
	Software - 2.03%
10,061	CA, Inc.	309,275

	Specialty Retail - 2.01%
7,871	Best Buy Co., Inc.	306,261

	Trading Companies & Distributors - 1.18%
652	Mitsui & Co., Ltd. - ADR	179,558

	Wireless Telecommunication Services - 3.46%
22,435	Mobile TeleSystems - ADR	172,974
16,175	SK Telecom Co., Ltd. - ADR	353,424
		526,398
	Total Common Stocks (Cost $14,399,213)	14,809,855

	Total Investments in Securities (Cost $14,399,213) - 97.31%	14,809,855
	Other Assets in Excess of Liabilities - 2.69%	408,757
	Net Assets - 100.00%	$15,218,612

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	60.9%
United Kingdom	8.3%
Russian Federation	5.6%
Netherlands	3.8%
Canada	3.8%
Germany	3.3%
Republic of Korea	3.3%
Switzerland	3.3%
Hong Kong	2.8%
Japan	2.1%
France	1.6%
Finland	1.1%
South Africa	0.1%
100.0%

O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
at October 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.14%
	Aerospace & Defense - 7.20%
3,662	Boeing Co.	$521,579
193	General Dynamics Corp.	29,093
2,260	Northrop Grumman Corp.	517,540
1,665	United Technologies Corp.	170,163
		1,238,375
	Airlines - 4.64%
8,633	American Airlines Group, Inc.	350,500
7,980	United Continental Holdings, Inc.*	448,715
		799,215
	Automobiles - 1.66%
9,028	General Motors Co.	285,285

	Beverages - 0.72%
21,033	Ambev S.A. - ADR	124,095

	Biotechnology - 1.64%
3,829	Gilead Sciences, Inc.	281,929

	Capital Markets - 2.53%
4,922	Ameriprise Financial, Inc.	435,056

	Chemicals - 4.31%
8,004	LyondellBasell Industries NV - Class A#	636,718
4,483	Mosaic Co.	105,485
		742,203
	Communications Equipment - 4.14%
10,932	Juniper Networks, Inc.	287,949
5,859	Motorola Solutions, Inc.	425,246
		713,195
	Computers & Peripherals - 3.10%
5,549	NetApp, Inc.	188,333
10,063	Seagate Technology PLC#	345,262
		533,595
	Consumer Finance - 1.69%
2,685	American Express Co.	178,338
590	Capital One Financial Corp.	43,684
1,215	Discover Financial Services	68,441
		290,463
	Diversified Consumer Services - 0.57%
4,284	H&R Block, Inc.	98,403

	Diversified Financial Services - 0.94%
2,011	MSCI, Inc.	161,262

	Diversified Telecommunication Services - 3.96%
25,645	CenturyLink, Inc.	681,644

	Electrical Equipment - 1.33%
4,505	Emerson Electric Co.	228,313

	Electronic Equipment, Instruments & Components - 4.12%
9,060	Corning, Inc.	205,753
8,005	TE Connectivity Ltd.#	503,274
		709,027
	Energy Equipment & Services - 2.71%
14,536	National Oilwell Varco, Inc.	466,606

	Food & Staples Retailing - 0.95%
5,786	Whole Foods Market, Inc.	163,686

	Food Products - 1.04%
4,124	Archer-Daniels-Midland Co.	179,683

	Health Care Providers & Services - 0.98%
2,509	Express Scripts Holding Co.*	169,107

	Hotels, Restaurants & Leisure - 5.99%
5,779	Marriott International, Inc. - Class A	397,017
2,455	McDonald's Corp.	276,359
2,629	Wyndham Worldwide Corp.	173,093
2,143	Yum! Brands, Inc.	184,898
		1,031,367
	Industrial Conglomerates - 0.83%
4,879	General Electric Co.	141,979

	Insurance - 8.35%
6,439	Allstate Corp.	437,208
3,449	American International Group, Inc.	212,803
2,527	Lincoln National Corp.	124,050
6,127	Travelers Companies, Inc.	662,819
		1,436,880
	Machinery - 7.49%
864	Cummins, Inc.	110,436
1,857	Dover Corp.	124,215
4,815	Illinois Tool Works, Inc.	546,840
4,126	Parker-Hannifin Corp.	506,466
		1,287,957
	Media - 4.50%
5,908	CBS Corp. - Class B	334,511
40,836	Sirius XM Holdings, Inc.*	170,286
10,276	Twenty-First Century Fox, Inc. - Class A	269,951
		774,748
	Metals & Mining - 1.69%
6,711	BHP Billiton PLC - ADR	202,941
2,501	Rio Tinto PLC - ADR	87,160
		290,101
	Multi-line Retail - 5.87%
9,428	Kohl's Corp.	412,475
7,757	Macy's, Inc.	283,053
4,577	Target Corp.	314,577
		1,010,105

	Oil, Gas & Consumable Fuels - 3.66%
10,618	Valero Energy Corp.	629,010

	Semiconductors & Semiconductor Equipment - 2.95%
10,962	Applied Materials, Inc.	318,775
2,755	QUALCOMM, Inc.	189,324
		508,099
	Software - 0.78%
4,361	CA, Inc.	134,057

	Specialty Retail - 4.47%
8,562	Bed Bath & Beyond, Inc.	346,076
10,892	Best Buy Co., Inc.	423,808
		769,884
	Textiles, Apparel & Luxury Goods - 3.52%
11,936	Michael Kors Holdings Ltd.*#	606,110

	Wireless Telecommunication Services - 0.81%
5,518	NTT DoCoMo, Inc. - ADR	138,722
	Total Common Stocks (Cost $16,382,332)	17,060,161

	Total Investments in Securities (Cost $16,382,332) - 99.14%	17,060,161
	Other Assets in Excess of Liabilities - 0.86%	147,333
	Net Assets - 100.00%	$17,207,494

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Small Cap Value Fund
Schedule of Investments
at October 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.83%
	Airlines - 0.68%
497	Hawaiian Holdings, Inc.*	$22,377

	Auto Components - 1.22%
782	Cooper Tire & Rubber Co.	28,738
749	Dana Holding Corp.	11,595
		40,333
	Biotechnology - 0.99%
162	Five Prime Therapeutics, Inc.*	7,862
455	Myriad Genetics, Inc.*	8,968
4,937	PDL BioPharma, Inc.*	15,897
		32,727
	Capital Markets - 5.84%
386	Artisan Partners Asset Management, Inc. - Class A	10,036
137	Greenhill & Co., Inc.	3,213
3,702	Investment Technology Group, Inc.	56,678
728	KCG Holdings, Inc. - Class A*	9,289
2,222	Moelis & Co. - Class A	56,439
390	Piper Jaffray Companies, Inc.*	22,055
305	Virtu Financial, Inc. - Class A	3,904
1,979	Waddell & Reed Financial, Inc. - Class A	31,110
		192,724
	Chemicals - 1.50%
686	Rayonier Advanced Materials, Inc.	8,870
773	Trinseo SA#	40,544
		49,414
	Commercial Banks - 13.80%
637	Central Pacific Financial Corp.	16,326
2,301	First Bancorp	45,491
178	First Citizens BancShares, Inc. - Class A	51,798
791	First Community Bancshares, Inc.	17,916
1,681	First Financial Corp.	67,408
1,805	First Interstate BancSystem, Inc. - Class A	57,579
2,276	Heritage Financial Corp.	41,878
1,622	Independent Bank Corp.	27,250
588	Mercantile Bank Corp.	16,182
1,486	National Bankshares, Inc.	51,639
401	Old National Bancorp	5,895
2,146	TriCo Bancshares	56,483
		455,845
	Commercial Services & Supplies - 2.79%
6,663	ACCO Brands Corp.*	73,959
1,244	Ennis, Inc.	18,225
		92,184
	Communications Equipment - 0.21%
139	NETGEAR, Inc.*	7,019

	Construction & Engineering - 1.40%
2,624	KBR, Inc.	38,861
248	MYR Group, Inc.*	7,400
		46,261
	Consumer Finance - 3.15%
2,388	Green Dot Corp. - Class A*	53,014
935	Regional Management Corp.*	20,822
635	World Acceptance Corp.*	30,175
		104,011
	Diversified Consumer Services - 0.73%
1,192	American Public Education, Inc.*	24,019

	Electric Utilities - 0.95%
203	El Paso Electric Co.	9,379
856	Empresa Distribuidora y Comercializadora Norte S.A. - ADR*	21,974
		31,353
	Electronic Equipment, Instruments & Components - 7.44%
1,735	Benchmark Electronics, Inc.*	43,635
1,762	Celestica, Inc.*#	20,880
2,429	Insight Enterprises, Inc.*	69,931
255	Methode Electronics, Inc.	7,956
3,739	Sanmina Corp.*	103,383
		245,785
	Energy Equipment & Services - 0.88%
5,893	Noble Corp. PLC#	29,111

	Food Products - 2.63%
1,395	Cal-Maine Foods, Inc.	53,917
366	Sanderson Farms, Inc.	32,933
		86,850
	Health Care Equipment & Supplies - 0.69%
2,642	Lantheus Holdings, Inc.*	22,853

	Health Care Providers & Services - 2.21%
1,650	Kindred Healthcare, Inc.	16,252
1,106	Magellan Health, Inc.*	56,904
		73,156
	Hotels, Restaurants & Leisure - 0.25%
19	Biglari Holdings, Inc.*	8,325

	Independent Power and Renewable Electricity Producers - 1.79%
22,353	Atlantic Power Corp.*#	51,412
1,743	TransAlta Corp.#	7,756
		59,168

	Insurance - 15.81%
472	American National Insurance Co.	55,300
854	Argo Group International Holdings Ltd.#	47,482
928	Baldwin & Lyons, Inc. - Class B	22,829
1,057	CNinsure, Inc. - ADR*	8,657
726	EMC Insurance Group, Inc.	17,678
316	Employers Holdings, Inc.	9,907
1,328	HCI Group, Inc.	36,002
299	Kansas City Life Insurance Co.	11,960
2,980	Maiden Holdings Ltd.#	40,677
62	National Western Life Group, Inc. - Class A	13,355
363	Primerica, Inc.	19,856
1,090	Selective Insurance Group, Inc.	40,276
4,305	State National Companies, Inc.	44,040
1,438	United Fire Group, Inc.	56,830
1,532	United Insurance Holdings Corp.	22,214
3,524	Universal Insurance Holdings, Inc.	75,061
		522,124
	IT Services - 0.72%
2,312	Net 1 UEPS Technologies, Inc.*	23,744

	Life Sciences Tools & Services - 0.28%
205	INC Research Holdings, Inc. - Class A*	9,368

	Machinery - 4.79%
2,102	China Yuchai International Ltd.#	23,416
923	FreightCar America, Inc.	12,054
891	Greenbrier Companies, Inc.	28,066
137	Hyster-Yale Materials Handling, Inc.	7,975
1,164	Luxfer Holdings PLC - ADR	10,930
6,725	Wabash National Corp.*	75,656
		158,097
	Marine - 0.31%
1,568	Costamare, Inc.#	10,192

	Media - 0.50%
2,106	Gannett Co., Inc.	16,364

	Metals & Mining - 1.06%
4,575	Sims Metal Management Ltd. - ADR	34,862

	Multi-line Retail - 2.38%
1,281	Dillard's, Inc. - Class A	78,525

	Multi-Utilities - 2.11%
9,416	Just Energy Group, Inc.#	49,340
502	Unitil Corp.	20,366
		69,706
	Oil, Gas & Consumable Fuels - 3.73%
410	CVR Energy, Inc.	5,437
3,367	Overseas Shipholding Group, Inc. - Class A	29,495
1,118	Rex American Resources Corp.*	88,311
		123,243
	Paper & Forest Products - 1.72%
7,173	Mercer International, Inc.	56,667

	Professional Services - 1.33%
180	Kelly Services, Inc. - Class A	3,371
2,344	Kforce, Inc.	40,668
		44,039
	Real Estate Management & Development - 2.98%
336	Marcus & Millichap, Inc.*	7,872
183	RMR Group, Inc. - Class A	6,286
15,622	Xinyuan Real Estate Co. Ltd. - ADR	84,203
		98,361
	Road & Rail - 1.99%
441	ArcBest Corp.	8,776
2,539	Swift Transportation Co.*	56,823
		65,599
	Semiconductors & Semiconductor Equipment - 1.07%
1,825	Kulicke & Soffa Industries, Inc.	24,163
730	Tower Semiconductor Ltd.*#	11,352
		35,515
	Specialty Retail - 4.17%
3,664	Express, Inc.*	44,041
150	Genesco, Inc.*	8,070
5,694	Office Depot, Inc.	17,936
14,331	Pier 1 Imports, Inc.	61,767
583	Rent-A-Center, Inc.	5,882
		137,696
	Textiles, Apparel & Luxury Goods - 0.26%
386	Movado Group, Inc.	8,511

	Thrifts & Mortgage Finance - 0.31%
240	BankFinancial Corp.	3,017
307	Walker & Dunlop, Inc.*	7,389
		10,406
	Tobacco - 0.23%
139	Universal Corp.	7,534

	Trading Companies & Distributors - 0.93%
481	Applied Industrial Technologies, Inc.	24,435
435	MRC Global, Inc.*	6,412
		30,847
	Total Common Stocks (Cost $3,158,561)	3,164,915

	PREFERRED STOCKS - 3.30%
	Chemicals - 0.47%
868	Braskem S.A. - ADR	15,407

	Electric Utilities - 2.83%
12,498	Companhia Energetica de Minas Gerais - ADR	37,744
4,898	Companhia Paranaense de Energia-Copel - Class B - ADR	55,886
		93,630
	Total Preferred Stocks (Cost $84,450)	109,037

	Total Investments in Securities (Cost $3,243,011) - 99.13%	3,273,952
	Other Assets in Excess of Liabilities - 0.87%	28,646
	Net Assets - 100.00%	$3,302,598

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at October 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.92%
	Aerospace & Defense - 3.09%
6,302	BWX Technologies, Inc.	$247,164
865	Curtiss-Wright Corp.	77,521
460	Huntington Ingalls Industries, Inc.	74,226
413	National Presto Industries, Inc.	36,034
		434,945
	Air Freight & Logistics - 0.81%
8,562	Air Transport Services Group, Inc.*	113,275

	Airlines - 0.82%
1,309	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR*	25,015
795	Hawaiian Holdings, Inc.*	35,795
1,794	SkyWest, Inc.	54,089
		114,899
	Auto Components - 5.35%
1,126	Cooper-Standard Holding, Inc.*	102,770
1,662	Drew Industries, Inc.	148,832
6,679	Horizon Global Corp.*	133,847
14,184	Spartan Motors, Inc.	121,273
5,535	Superior Industries International, Inc.	135,608
1,564	Visteon Corp.*	110,434
		752,764
	Automobiles - 0.86%
1,522	Thor Industries, Inc.	120,710

	Beverages - 1.80%
6,091	Cott Corp.#	79,853
2,939	National Beverage Corp.*	138,838
2,657	Primo Water Corp.*	34,780
		253,471
	Biotechnology - 0.29%
2,735	Vanda Pharmaceuticals, Inc.*	40,615

	Building Materials - 0.97%
932	Lennox International, Inc.	135,969

	Building Products - 0.92%
1,566	Insteel Industries, Inc.	42,125
635	Trex Co., Inc.*	34,169
625	Universal Forest Products, Inc.	53,744
		130,038
	Chemicals - 4.25%
870	Albemarle Corp.	72,689
1,079	Cabot Corp.	56,259
1,855	Chase Corp.	126,789
1,125	H.B. Fuller Co.	47,329
1,807	Innospec, Inc.	108,872
4,490	OMNOVA Solutions, Inc.*	34,124
1,364	Sociedad Quimica y Minera de Chile SA - ADR	39,911
2,142	Trinseo SA#	112,348
		598,321
	Commercial Banks - 4.46%
1,466	Carolina Financial Corp.	33,425
1,449	Eagle Bancorp, Inc.*	71,218
4,138	Enterprise Financial Services Corp.	136,968
1,323	Financial Institutions, Inc.	35,523
1,562	First Bancorp	30,881
784	German American Bancorp, Inc.	30,521
810	Great Western Bancorp, Inc.	26,114
1,837	Independent Bank Corp.	30,862
8,937	Macatawa Bank Corp.	72,658
2,507	Mercantile Bank Corp.	68,993
671	National Bankshares, Inc.	23,317
3,850	Pacific Continental Corp.	66,028
		626,508
	Commercial Services & Supplies - 3.59%
624	ABM Industries, Inc.	24,386
2,816	Avery Dennison Corp.	196,529
3,930	Ennis, Inc.	57,575
1,055	McGrath RentCorp.	31,756
3,670	Quad Graphics, Inc.	87,199
1,901	Ritchie Bros Auctioneers, Inc.#	65,756
560	Waste Connections, Inc.#	42,118
		505,319
	Communications Equipment - 2.64%
1,512	Finisar Corp.*	41,399
1,656	InterDigital, Inc.	116,996
662	Ituran Location and Control Ltd.#	17,609
1,005	Lumentum Holdings, Inc.*	33,768
7,194	ShoreTel, Inc.*	47,840
2,159	Ubiquiti Networks, Inc.*	113,196
		370,808
	Computers & Peripherals - 0.95%
4,791	Logitech International S.A.#	116,182
514	NetApp, Inc.	17,445
		133,627
	Construction & Engineering - 2.10%
1,198	Argan, Inc.	68,106
1,344	Granite Construction, Inc.	66,071
2,173	Jacobs Engineering Group, Inc.*	112,083
1,727	MasTec, Inc.*	49,306
		295,566
	Construction Materials - 0.14%
399	U.S. Concrete, Inc.*	19,910

	Containers & Packaging - 1.35%
871	AptarGroup, Inc.	62,224
1,949	Bemis Co., Inc.	94,955
654	Sonoco Products Co.	32,890
		190,069
	Distributors - 0.17%
262	Pool Corp.	24,256

	Diversified Consumer Services - 0.18%
703	ServiceMaster Global Holdings, Inc.*	25,160

	Diversified Financial Services - 2.35%
986	MarketAxess Holdings, Inc.	148,649
1,170	MSCI, Inc.	93,822
1,386	Nasdaq, Inc.	88,662
		331,133
	Diversified Telecommunication Services - 0.87%
1,255	Cogent Communications Holdings, Inc.	46,310
3,169	Consolidated Communications Holdings, Inc.	75,834
		122,144
	Electronic Equipment, Instruments & Components - 3.51%
774	CDW Corp. of Deleware	34,760
986	Coherent, Inc.*	102,662
3,273	LG Display Co. Ltd. - ADR	39,309
947	Littelfuse, Inc.	132,107
1,085	OSI Systems, Inc.*	76,091
1,682	PCM, Inc.*	35,658
5,527	TTM Technologies, Inc.*	72,680
		493,267
	Food & Staples Retailing - 0.61%
759	Casey's General Stores, Inc.	85,759

	Food Products - 6.36%
1,939	B&G Foods, Inc.	82,214
1,312	Flowers Foods, Inc.	20,362
3,426	Fresh Del Monte Produce, Inc.#	206,759
726	Hormel Foods Corp.	27,951
2,214	Ingredion, Inc.	290,410
1,168	Lancaster Colony Corp.	152,599
1,823	Marine Harvest ASA - ADR*	32,996
516	Sanderson Farms, Inc.	46,430
990	Tootsie Roll Industries, Inc.	35,096
		894,817
	Health Care Equipment & Supplies - 4.40%
310	Align Technology, Inc.*	26,635
713	Anika Therapeutics, Inc.*	31,629
277	Cantel Medical Corp.	19,731
422	Cynosure, Inc. - Class A*	17,998
938	DENTSPLY SIRONA, Inc.	54,001
2,608	Exactech, Inc.*	62,983
1,180	IDEXX Laboratories, Inc.*	126,425
3,084	Masimo Corp.*	169,620
765	Teleflex, Inc.	109,494
		618,516
	Health Care Providers & Services - 1.80%
1,891	CorVel Corp.*	65,334
5,518	Healthways, Inc.*	136,846
1,549	Owens & Minor, Inc.	50,265
		252,445
	Health Care Technology - 0.45%
1,871	Allscripts Healthcare Solutions, Inc.*	22,471
1,918	HMS Holdings Corp.*	40,412
		62,883
	Hotels, Restaurants & Leisure - 5.02%
1,263	Boyd Gaming Corp.*	22,557
369	Domino's Pizza, Inc.	62,450
3,923	International Game Technology PLC#	112,669
8,146	Intrawest Resorts Holdings, Inc.*	133,676
238	Panera Bread Co. - Class A*	45,401
1,449	Six Flags Entertainment Corp.	80,637
1,409	Vail Resorts, Inc.	224,651
917	Wingstop, Inc.*	24,539
		706,580
	Household Durables - 1.12%
300	Garmin Ltd.#	14,508
939	NACCO Industries, Inc. - Class A	68,688
49	NVR, Inc.*	74,627
		157,823
	Household Products - 1.12%
2,523	Central Garden & Pet Co. - Class A*	58,887
188	Spectrum Brands Holdings, Inc.	25,425
681	WD-40 Co.	72,612
		156,924
	Insurance - 6.01%
1,383	AMERISAFE, Inc.	76,895
1,298	Argo Group International Holdings Ltd.#	72,169
1,291	Cincinnati Financial Corp.	91,377
1,174	Erie Indemnity Co. - Class A	120,206
3,016	James River Group Holdings Ltd.#	113,522
8,600	Old Republic International Corp.	144,996
517	ProAssurance Corp.	27,556
434	RLI Corp.	24,191
1,661	Selective Insurance Group, Inc.	61,374
2,800	State National Companies, Inc.	28,644
1,197	Stewart Information Services Corp.	53,805
788	United Fire Group, Inc.	31,142
		845,877
	Internet Software & Services - 3.25%
1,398	Shutterstock, Inc.*	82,468
2,550	VeriSign, Inc.*	214,251
1,854	Weibo Corp. - ADR*	85,303
1,858	Wix.com Ltd.*#	74,320
		456,342
	IT Services - 7.03%
803	Broadridge Financial Solutions, Inc.	51,922
413	CACI International, Inc. - Class A*	40,412
1,414	Cardtronics PLC - Class A*#	70,700
3,371	CSG Systems International, Inc.	128,199
1,107	ExlService Holdings, Inc.*	48,741
4,360	Genpact Ltd.*#	100,236
555	Global Payments, Inc.	40,249
1,835	Leidos Holdings, Inc.	76,281
2,909	ManTech International Corp. - Class A	112,956
818	Science Applications International Corp.	56,368
2,578	Sykes Enterprises, Inc.*	68,936
1,365	Total System Services, Inc.	68,086
2,147	Vantiv, Inc. - Class A*	125,299
		988,385
	Leisure Products - 0.20%
1,089	Smith & Wesson Holding Corp.*	28,782

	Life Sciences Tools & Services - 1.14%
374	Bio-Techne Corp.	38,892
4,209	Bruker Corp.	86,242
5,718	Enzo Biochem, Inc.*	34,880
		160,014
	Machinery - 6.10%
1,332	Astec Industries, Inc.	73,740
3,281	Douglas Dynamics, Inc.	105,320
3,213	Global Brass & Copper Holdings, Inc.	92,213
629	Graco, Inc.	47,112
1,590	John Bean Technologies Corp.	126,962
641	Kadant, Inc.	33,108
1,122	Lydall, Inc.*	52,454
5,430	Mueller Water Products, Inc. - Class A	66,898
2,247	Supreme Industries, Inc. - Class A	27,391
2,818	Toro Co.	134,926
2,033	Xylem, Inc.	98,255
		858,379
	Media - 0.10%
616	Interpublic Group of Companies, Inc.	13,792

	Metals & Mining - 1.16%
1,283	Reliance Steel & Aluminum Co.	88,245
2,738	Steel Dynamics, Inc.	75,185
		163,430
	Oil, Gas & Consumable Fuels - 0.47%
832	Rex American Resources Corp.*	65,720

	Paper & Forest Products - 0.34%
895	Clearwater Paper Corp.*	47,525

	Personal Products - 0.62%
358	Medifast, Inc.	14,699
1,174	Nu Skin Enterprises, Inc. - Class A	72,377
		87,076
	Professional Services - 1.82%
4,870	CBIZ, Inc.*	53,814
1,489	Insperity, Inc.	111,973
2,732	Kelly Services, Inc. - Class A	51,170
672	WageWorks, Inc.*	39,614
		256,571
	Real Estate Management & Development - 0.22%
5,633	Xinyuan Real Estate Co. Ltd. - ADR	30,362

	Road & Rail - 0.22%
5,289	Student Transportation, Inc.#	30,623

	Semiconductors & Semiconductor Equipment - 3.66%
3,841	Advanced Energy Industries, Inc.*	183,216
9,664	Alpha & Omega Semiconductor Ltd.*#	204,200
7,867	Photronics, Inc.*	76,310
407	Power Integrations, Inc.	26,231
673	Tessera Technologies, Inc.	24,968
		514,925
	Software - 0.56%
913	Ebix, Inc.	51,128
787	Trend Micro, Inc. - ADR	27,726
		78,854
	Specialty Retail - 0.68%
1,092	Burlington Stores, Inc.*	81,834
258	Dick's Sporting Goods, Inc.	14,358
		96,192
	Thrifts & Mortgage Finance - 2.03%
1,453	Flagstar Bancorp, Inc.*	39,856
1,981	Meta Financial Group, Inc.	145,108
1,395	Territorial Bancorp, Inc.	39,785
861	Waterstone Financial, Inc.	14,594
1,303	WSFS Financial Corp.	45,670
		285,013
	Trading Companies & Distributors - 0.38%
500	Beacon Roofing Supply, Inc.*	21,020
439	MSC Industrial Direct Co., Inc. - Class A	31,959
		52,979
	Wireless Telecommunication Services - 0.58%
3,092	Shenandoah Telecommunications Co.	81,629
	Total Common Stocks (Cost $13,181,357)	13,910,991

	PREFERRED STOCKS - 0.59%
	Diversified Telecommunication Services - 0.59%
3,484	Nortel Inversora S.A. - Class B - ADR	82,640
	Total Preferred Stocks (Cost $93,365)	82,640

	Total Investments in Securities (Cost $13,274,722) - 99.51%	13,993,631
	Other Assets in Excess of Liabilities - 0.49%	69,482
	Net Assets - 100.00%	$14,063,113

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Funds
Notes to Schedule of Investments
October 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The O’Shaughnessy Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.
These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2016:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$11,562,640	$-	$-	$11,562,640
Consumer Staples	7,027,970	-	-	7,027,970
Energy	1,910,616	-	-	1,910,616
Financials	9,135,148	-	-	9,135,148
Health Care	3,104,190	-	-	3,104,190
Industrials	18,568,876	-	-	18,568,876
Information Technology	11,164,867	-	-	11,164,867
Materials	3,544,415	-	-	3,544,415
Telecommunication Services	2,533,652	-	-	2,533,652
Utilities	832,915	-	-	832,915
Total Common Stocks	69,385,289	-	-	69,385,289
Total Investments in Securities	$69,385,289	$-	$-	$69,385,289

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,152,679	$-	$-	$1,152,679
Consumer Staples	581,721	-	-	581,721
Energy	2,291,819	-	-	2,291,819
Financials	2,655,709	-	-	2,655,709
Health Care	1,040,590	-	-	1,040,590
Industrials	1,781,394	-	-	1,781,394
Information Technology	1,836,211	-	-	1,836,211
Materials	2,250,181	-	-	2,250,181
Telecommunication Services	1,219,551	-	-	1,219,551
Total Common Stocks	14,809,855	-	-	14,809,855
Total Investments in Securities	$14,809,855	$-	$-	$14,809,855

Market Leaders Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,575,902	$-	$-	$4,575,902
Consumer Staples	467,464	-	-	467,464
Energy	1,095,616	-	-	1,095,616
Financials	2,323,661	-	-	2,323,661
Health Care	451,036	-	-	451,036
Industrials	3,695,839	-	-	3,695,839
Information Technology	2,597,973	-	-	2,597,973
Materials	1,032,304	-	-	1,032,304
Telecommunication Services	820,366	-	-	820,366
Total Common Stocks	17,060,161	-	-	17,060,161
Total Investments in Securities	$17,060,161	$-	$-	$17,060,161

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$313,773	$-	$-	$313,773
Consumer Staples	94,384	-	-	94,384
Energy	152,354	-	-	152,354
Financials	1,285,110	-	-	1,285,110
Health Care	138,104	-	-	138,104
Industrials	469,596	-	-	469,596
Information Technology	312,063	-	-	312,063
Materials	140,943	-	-	140,943
Real Estate	98,361	-	-	98,361
Utilities	160,227	-	-	160,227
Total Common Stocks	3,164,915	-	-	3,164,915
Preferred Stocks
Materials	15,407	-	-	15,407
Utilities	93,630	-	-	93,630
Total Preferred Stocks	109,037	-	-	109,037
Total Investments in Securities	$3,273,952	$-	$-	$3,273,952

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,926,059	$-	$-	$1,926,059
Consumer Staples	1,478,047	-	-	1,478,047
Energy	65,720	-	-	65,720
Financials	2,088,531	-	-	2,088,531
Health Care	1,134,473	-	-	1,134,473
Industrials	2,732,034	-	-	2,732,034
Information Technology	3,036,208	-	-	3,036,208
Materials	1,215,784	-	-	1,215,784
Real Estate	30,362	-	-	30,362
Telecommunication Services	203,773	-	-	203,773
Total Common Stocks	13,910,991	-	-	13,910,991
Preferred Stocks
Telecommunication Services	82,640	-	-	82,640
Total Preferred Stocks	82,640	-	-	82,640
Total Investments in Securities	$13,993,631	$-	$-	$13,993,631

Refer to the Funds’ schedules of investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at October 31, 2016, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the period ended October 31, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at October 31, 2016 was as follows*:

All Cap Core Fund

Cost of investments	$63,038,198

Gross unrealized appreciation	$7,762,773
Gross unrealized depreciation	(1,415,682)
Net unrealized appreciation	$6,347,091

Enhanced Dividend Fund

Cost of investments	$14,399,213

Gross unrealized appreciation	$1,086,722
Gross unrealized depreciation	(676,080)
Net unrealized appreciation	$410,642

Market Leaders Value Fund

Cost of investments	$16,382,332

Gross unrealized appreciation	$983,390
Gross unrealized depreciation	(305,561)
Net unrealized appreciation	$677,829

Small Cap Value Fund

Cost of investments	$3,243,011

Gross unrealized appreciation	$240,629
Gross unrealized depreciation	(209,688)
Net unrealized appreciation	$30,941

Small/Mid Cap Growth Fund

Cost of investments	$13,274,722

Gross unrealized appreciation	$1,298,002
Gross unrealized depreciation	(579,093)
Net unrealized appreciation	$718,909

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect the tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  12/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                               Douglas G. Hess, President

Date 12/27/2016

By (Signature and Title)*/s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date 12/27/2016

* Print the name and title of each signing officer under his or her signature.